Other Long Term Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Minimum
Schedule of Other Liabilities [Line Items]
Obligation, interest rate	1.90%
Lease expiration year	2012-03
Maximum
Schedule of Other Liabilities [Line Items]
Obligation, interest rate	5.80%
Lease expiration year	2012-12